CONSOLIDATED FINANCIAL STATEMENT DETAILS - Long-term investments (Details) - USD ($) $ in Millions	Dec. 09, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term investments
Equity investments at FVOCI		$ 126.2	$ 155.9
Gains (losses) in AOCI		(20.4)	(98.5)	$ 21.1
Proceeds from sale	$ 113.2
Long-term Investments
Long-term investments
Gains (losses) in AOCI		(26.2)	(75.2)
Investments in an accumulated gain position
Long-term investments
Equity investments at FVOCI		79.8	76.1
Gains (losses) in AOCI		10.3	4.5
Investments in an accumulated loss position
Long-term investments
Equity investments at FVOCI		46.4	79.8
Gains (losses) in AOCI		$ (36.5)	(78.7)
Net realized gains (losses)
Long-term investments
Gains (losses) in AOCI			$ (1.0)